UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Short-Term Bond Index Fund
Schedule of Investments
March 31, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT AND AGENCY OBLIGATIONS (66.7%)

U.S. Government Securities (42.5%)
U.S. Treasury Bond	13.250%	5/15/2014	$35,000	$47,031
U.S. Treasury Note	2.250%	4/30/2006	4,500	4,440
U.S. Treasury Note	2.500%	5/31/2006	31,000	30,632
U.S. Treasury Note	2.750%	6/30/2006	72,550	71,836
U.S. Treasury Note	7.000%	7/15/2006	300,635	313,460
U.S. Treasury Note	2.500%	9/30/2006	82,525	81,120
U.S. Treasury Note	6.500%	10/15/2006	116,485	121,381
U.S. Treasury Note	2.875%	11/30/2006	51,550	50,849
U.S. Treasury Note	3.000%	12/31/2006	81,375	80,345
U.S. Treasury Note	3.125%	1/31/2007	4,450	4,400
U.S. Treasury Note	3.125%	5/15/2007	110,475	108,886
U.S. Treasury Note	4.375%	5/15/2007	8,025	8,113
U.S. Treasury Note	6.625%	5/15/2007	112,500	118,898
U.S. Treasury Note	2.750%	8/15/2007	36,350	35,447
U.S. Treasury Note	3.250%	8/15/2007	19,775	19,509
U.S. Treasury Note	6.125%	8/15/2007	160,025	168,252
U.S. Treasury Note	3.375%	2/15/2008	6,675	6,574
U.S. Treasury Note	5.625%	5/15/2008	162,775	170,583
U.S. Treasury Note	3.250%	8/15/2008	44,575	43,503
U.S. Treasury Note	3.125%	9/15/2008	1,450	1,408
U.S. Treasury Note	3.125%	10/15/2008	61,225	59,398
U.S. Treasury Note	3.375%	11/15/2008	6,950	6,796
U.S. Treasury Note	3.375%	12/15/2008	46,775	45,686
U.S. Treasury Note	3.250%	1/15/2009	144,725	140,677
U.S. Treasury Note	2.625%	3/15/2009	27,700	26,254
U.S. Treasury Note	3.125%	4/15/2009	48,850	47,125
U.S. Treasury Note	4.000%	6/15/2009	25,975	25,865
U.S. Treasury Note	3.625%	7/15/2009	1,425	1,398
U.S. Treasury Note	3.500%	8/15/2009	75	73
U.S. Treasury Note	6.000%	8/15/2009	82,200	88,313
U.S. Treasury Note	3.375%	9/15/2009	3,650	3,537
U.S. Treasury Note	3.375%	10/15/2009	3,500	3,387
U.S. Treasury Note	6.500%	2/15/2010	199,400	219,557
U.S. Treasury Note	5.750%	8/15/2010	61,050	65,514

				2,220,247

Agency Bonds and Notes (24.2%)
Federal Farm Credit Bank*	2.500%	11/15/2005	10,000	9,939
Federal Farm Credit Bank*	2.500%	3/15/2006	10,000	9,887
Federal Farm Credit Bank*	3.250%	6/15/2007	7,525	7,395
Federal Farm Credit Bank*	3.000%	12/17/2007	3,825	3,712
Federal Farm Credit Bank*	3.375%	7/15/2008	4,475	4,356
Federal Farm Credit Bank*	4.125%	4/15/2009	2,625	2,605
Federal Home Loan Bank*	2.250%	5/15/2006	12,500	12,300
Federal Home Loan Bank*	1.875%	6/15/2006	17,500	17,112
Federal Home Loan Bank*	2.875%	8/15/2006	84,500	83,417
Federal Home Loan Bank*	3.500%	8/15/2006	24,625	24,513
Federal Home Loan Bank*	2.625%	10/16/2006	17,500	17,174
Federal Home Loan Bank*	4.875%	11/15/2006	22,775	23,112
Federal Home Loan Bank*	3.375%	2/23/2007	20,000	19,780
Federal Home Loan Bank*	3.375%	9/14/2007	20,000	19,660
Federal Home Loan Bank*	3.375%	2/15/2008	7,500	7,331
Federal Home Loan Bank*	2.750%	3/14/2008	17,500	16,785
Federal Home Loan Bank*	2.625%	7/15/2008	16,000	15,197
Federal Home Loan Bank*	5.800%	9/2/2008	6,000	6,278
Federal Home Loan Bank*	3.625%	11/14/2008	30,000	29,281
Federal Home Loan Bank*	3.000%	4/15/2009	10,000	9,495
Federal Home Loan Bank*	3.750%	8/18/2009	30,000	29,161
Federal Home Loan Bank*	3.875%	1/15/2010	30,000	29,174
Federal Home Loan Mortgage Corp.*	2.375%	4/15/2006	10,000	9,866
Federal Home Loan Mortgage Corp.*	5.500%	7/15/2006	46,800	47,782
Federal Home Loan Mortgage Corp.*	2.750%	10/15/2006	35,000	34,414
Federal Home Loan Mortgage Corp.*	2.875%	12/15/2006	30,000	29,481
Federal Home Loan Mortgage Corp.*	2.375%	2/15/2007	10,000	9,713
Federal Home Loan Mortgage Corp.*	4.875%	3/15/2007	26,000	26,423
Federal Home Loan Mortgage Corp.*	3.500%	9/15/2007	23,000	22,675
Federal Home Loan Mortgage Corp.*	5.750%	4/15/2008	25,500	26,611
Federal Home Loan Mortgage Corp.*	3.625%	9/15/2008	25,000	24,442
Federal Home Loan Mortgage Corp.*	5.125%	10/15/2008	32,500	33,332
Federal Home Loan Mortgage Corp.*	5.750%	3/15/2009	49,500	51,962
Federal Home Loan Mortgage Corp.*	6.625%	9/15/2009	30,000	32,611
Federal National Mortgage Assn.*	2.125%	4/15/2006	10,000	9,841
Federal National Mortgage Assn.*	5.500%	5/2/2006	3,000	3,049
Federal National Mortgage Assn.*	2.250%	5/15/2006	9,000	8,856
Federal National Mortgage Assn.*	2.500%	6/15/2006	14,575	14,358
Federal National Mortgage Assn.*	5.250%	6/15/2006	20,000	20,344
Federal National Mortgage Assn.*	3.125%	7/15/2006	30,000	29,743
Federal National Mortgage Assn.*	2.625%	11/15/2006	40,000	39,192
Federal National Mortgage Assn.*	4.750%	1/2/2007	4,000	4,040
Federal National Mortgage Assn.*	5.000%	1/15/2007	36,750	37,395
Federal National Mortgage Assn.*	7.125%	3/15/2007	25,150	26,613
Federal National Mortgage Assn.*	5.250%	4/15/2007	25,000	25,590
Federal National Mortgage Assn.*	4.250%	7/15/2007	15,000	15,054
Federal National Mortgage Assn.*	3.000%	8/15/2007	15,000	14,627
Federal National Mortgage Assn.*	6.625%	10/15/2007	32,500	34,430
Federal National Mortgage Assn.*	3.250%	1/15/2008	5,000	4,876
Federal National Mortgage Assn.*	5.750%	2/15/2008	36,500	37,997
Federal National Mortgage Assn.*	6.000%	5/15/2008	33,075	34,751
Federal National Mortgage Assn.*	5.250%	1/15/2009	48,500	49,944
Federal National Mortgage Assn.*	3.250%	2/15/2009	17,500	16,798
Federal National Mortgage Assn.*	6.375%	6/15/2009	28,500	30,604
Federal National Mortgage Assn.*	6.625%	9/15/2009	15,000	16,293
Federal National Mortgage Assn.*	7.250%	1/15/2010	30,000	33,489
Tennessee Valley Auth.*	5.375%	11/13/2008	11,003	11,377

				1,266,237

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,545,208)				3,486,484

CORPORATE BONDS (24.8%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E	6.310%	9/25/2008 (1)	490	501
Countrywide Home Loans	4.533%	9/19/2032 (1)	154	152
Countrywide Home Loans	4.099%	5/25/2033 (1)	1,295	1,283
M&I Auto Loan Trust	3.040%	10/20/2008 (1)	1,000	993
PP&L Transition Bond Co. LLC	6.960%	12/26/2007 (1)	792	805
Salomon Brothers Mortgage Securities VII	4.125%	9/25/2033 (1)	5,892	5,778
USAA Auto Owner Trust	2.930%	7/16/2007 (1)	400	398

				9,910

Finance (12.2%)
Banking (5.7%)
ABN AMRO Bank NV	7.550%	6/28/2006	1,010	1,051
ABN AMRO Bank NV	7.125%	6/18/2007	4,000	4,234
Associates Corp. of North America	6.250%	11/1/2008	8,000	8,436
BSCH Issuances Ltd.	7.625%	11/3/2009	3,000	3,354
Banc One Corp.	7.600%	5/1/2007	2,000	2,140
Bank One Corp.	6.875%	8/1/2006	600	622
Bank One Corp.	4.125%	9/1/2007	4,500	4,480
Bank One Corp.	2.625%	6/30/2008	3,600	3,402
Bank One Corp.	6.000%	8/1/2008	1,500	1,572
Bank One Corp.	6.000%	2/17/2009	5,000	5,247
Bank One NA (IL)	5.500%	3/26/2007	2,500	2,563
Bank One NA (IL)	3.700%	1/15/2008	1,000	983
Bank of America Corp.	7.125%	9/15/2006	5,000	5,219
Bank of America Corp.	5.250%	2/1/2007	2,700	2,755
Bank of America Corp.	3.375%	2/17/2009	4,000	3,840
Bank of America Corp.	7.800%	2/15/2010	2,500	2,827
Bank of New York Co., Inc.	3.750%	2/15/2008	3,250	3,176
BankAmerica Corp.	6.625%	8/1/2007	4,210	4,424
BankAmerica Corp.	5.875%	2/15/2009	3,500	3,655
BankBoston NA	6.375%	3/25/2008	2,500	2,635
Citicorp	6.375%	11/15/2008	2,000	2,123
Citigroup, Inc.	5.750%	5/10/2006	6,500	6,617
Citigroup, Inc.	5.500%	8/9/2006	3,500	3,575
Citigroup, Inc.	5.000%	3/6/2007	2,500	2,543
Citigroup, Inc.	3.625%	2/9/2009	2,500	2,422
Citigroup, Inc.	4.250%	7/29/2009	4,925	4,861
Credit Suisse First Boston USA, Inc.	5.750%	4/15/2007	5,075	5,230
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	4,500	4,524
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,500	3,412
Credit Suisse First Boston USA, Inc.	4.700%	6/1/2009	5,500	5,512
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	650	633
Depfa Bank	3.625%	10/29/2008	2,000	1,976
Deutsche Bank Financial, Inc.	6.700%	12/13/2006	675	703
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	1,500	1,659
Fifth Third Bank	3.375%	8/15/2008	3,100	3,002
Fifth Third Bank	4.200%	2/23/2010	1,000	979
FirstStar Bank	7.125%	12/1/2009	2,000	2,202
Fleet Boston Financial Corp.	4.875%	12/1/2006	5,025	5,094
Fleet Boston Financial Corp.	3.850%	2/15/2008	3,700	3,659
Golden West Financial Corp.	4.125%	8/15/2007	3,250	3,239
HSBC Bank PLC	7.625%	6/15/2006	2,000	2,085
HSBC Bank USA	3.875%	9/15/2009	2,000	1,941
HSBC Holdings PLC	7.500%	7/15/2009	1,500	1,666
HSBC USA, Inc.	7.000%	11/1/2006	2,500	2,607
J.P. Morgan Chase & Co.	5.625%	8/15/2006	1,900	1,938
J.P. Morgan Chase & Co.	5.350%	3/1/2007	1,642	1,675
J.P. Morgan Chase & Co.	5.250%	5/30/2007	1,775	1,808
J.P. Morgan Chase & Co.	4.000%	2/1/2008	3,500	3,469
J.P. Morgan Chase & Co.	3.625%	5/1/2008	2,000	1,958
J.P. Morgan Chase & Co.	3.500%	3/15/2009	2,500	2,404
J.P. Morgan Chase & Co.	3.800%	10/2/2009	6,150	5,929
Key Bank NA	5.000%	7/17/2007	1,000	1,014
KeyCorp	4.700%	5/21/2009	2,000	2,004
Marshall & Ilsley Bank	4.125%	9/4/2007	2,500	2,491
Marshall & Ilsley Bank	4.375%	8/1/2009	1,350	1,333
Mellon Financial Co.	6.700%	3/1/2008	1,000	1,064
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,066
Mellon Funding Corp.	3.250%	4/1/2009	3,000	2,865
National City Bank	4.875%	7/20/2007	2,200	2,232
National City Bank	4.150%	8/1/2009	2,550	2,506
National City Corp.	3.200%	4/1/2008	500	483
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,446
NationsBank Corp.	7.500%	9/15/2006	1,000	1,049
NationsBank Corp.	6.375%	2/15/2008	3,300	3,476
PNC Funding Corp.	5.750%	8/1/2006	4,800	4,907
Popular North America, Inc.	6.125%	10/15/2006	3,000	3,081
Popular North America, Inc.	4.250%	4/1/2008	2,000	1,983
Republic New York Corp.	7.750%	5/15/2009	2,400	2,675
Royal Bank of Canada	4.125%	1/26/2010	4,200	4,116
Salomon Smith Barney Holdings Inc.	5.875%	3/15/2006	2,000	2,036
Salomon Smith Barney Holdings Inc.	6.500%	2/15/2008	2,300	2,423
Sanwa Bank Ltd.	8.350%	7/15/2009	3,000	3,416
Societe Generale	7.400%	6/1/2006	2,000	2,076
Sumitomo Bank International Finance NV	8.500%	6/15/2009	5,500	6,303
SunTrust Banks, Inc.	7.375%	7/1/2006	3,000	3,137
SunTrust Banks, Inc.	7.250%	9/15/2006	1,000	1,043
The Chase Manhattan Corp.	7.125%	2/1/2007	2,150	2,263
The Chase Manhattan Corp.	6.375%	4/1/2008	1,950	2,055
US Bancorp	5.100%	7/15/2007	4,000	4,077
US Bancorp	3.950%	8/23/2007	3,000	2,983
US Bank NA	2.850%	11/15/2006	3,000	2,940
US Bank NA	3.700%	8/1/2007	1,775	1,755
US Bank NA	4.125%	3/17/2008	3,000	2,981
Union Planters Bank NA	5.125%	6/15/2007	1,630	1,660
Wachovia Corp.	4.950%	11/1/2006	10,500	10,653
Wachovia Corp.	3.500%	8/15/2008	2,000	1,943
Wachovia Corp.	3.625%	2/17/2009	3,500	3,391
Washington Mutual Finance Corp.	6.250%	5/15/2006	8,775	8,996
Washington Mutual, Inc.	4.000%	1/15/2009	1,500	1,466
Wells Fargo & Co.	6.875%	4/1/2006	1,100	1,131
Wells Fargo & Co.	5.900%	5/21/2006	1,900	1,940
Wells Fargo & Co.	5.250%	12/1/2007	2,000	2,048
Wells Fargo & Co.	4.125%	3/10/2008	11,550	11,464
Wells Fargo & Co.	3.125%	4/1/2009	3,000	2,850
Wells Fargo & Co.	4.200%	1/15/2010	6,350	6,210
World Savings Bank, FSB	4.125%	3/10/2008	1,550	1,538
World Savings Bank, FSB	4.125%	12/15/2009	2,000	1,955
Brokerage (2.1%)
Bear Stearns Co., Inc.	5.700%	1/15/2007	775	794
Bear Stearns Co., Inc.	7.000%	3/1/2007	5,300	5,555
Bear Stearns Co., Inc.	7.800%	8/15/2007	1,800	1,938
Bear Stearns Co., Inc.	4.000%	1/31/2008	3,250	3,209
Bear Stearns Co., Inc.	2.875%	7/2/2008	4,500	4,281
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,120
Goldman Sachs Group, Inc.	4.125%	1/15/2008	3,000	2,984
Goldman Sachs Group, Inc.	3.875%	1/15/2009	4,675	4,540
Goldman Sachs Group, Inc.	6.650%	5/15/2009	5,300	5,701
Goldman Sachs Group, Inc.	7.350%	10/1/2009	1,500	1,660
Lehman Brothers Holdings, Inc.	6.250%	5/15/2006	3,000	3,079
Lehman Brothers Holdings, Inc.	7.375%	1/15/2007	2,500	2,633
Lehman Brothers Holdings, Inc.	4.000%	1/22/2008	2,500	2,473
Lehman Brothers Holdings, Inc.	7.000%	2/1/2008	2,500	2,674
Lehman Brothers Holdings, Inc.	3.500%	8/7/2008	5,175	5,015
Lehman Brothers Holdings, Inc.	3.600%	3/13/2009	2,200	2,117
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	5,200	5,014
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	725	707
Merrill Lynch & Co., Inc.	7.000%	1/15/2007	1,042	1,093
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	3,000	2,947
Merrill Lynch & Co., Inc.	4.000%	11/15/2007	10,350	10,259
Merrill Lynch & Co., Inc.	3.700%	4/21/2008	1,000	979
Merrill Lynch & Co., Inc.	4.125%	1/15/2009	1,650	1,622
Merrill Lynch & Co., Inc.	6.000%	2/17/2009	5,500	5,769
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	2,500	2,445
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,000	978
Morgan Stanley Dean Witter	6.875%	3/1/2007	2,250	2,357
Morgan Stanley Dean Witter	5.800%	4/1/2007	12,625	12,971
Morgan Stanley Dean Witter	3.625%	4/1/2008	5,200	5,090
Morgan Stanley Dean Witter	3.875%	1/15/2009	6,525	6,379
Finance Companies (3.4%)
American Express Centurion Bank	4.375%	7/30/2009	1,625	1,607
American Express Co.	5.500%	9/12/2006	1,500	1,530
American Express Co.	3.750%	11/20/2007	2,250	2,211
American Express Co.	4.750%	6/17/2009	1,525	1,531
American Express Credit Corp.	3.000%	5/16/2008	3,000	2,879
American General Finance Corp.	5.875%	7/14/2006	1,000	1,021
American General Finance Corp.	3.000%	11/15/2006	2,900	2,847
American General Finance Corp.	5.750%	3/15/2007	4,200	4,306
American General Finance Corp.	3.875%	10/1/2009	2,550	2,440
Capital One Bank	6.875%	2/1/2006	3,000	3,069
Capital One Bank	4.875%	5/15/2008	1,750	1,764
Capital One Bank	4.250%	12/1/2008	2,500	2,461
CIT Group, Inc.	2.875%	9/29/2006	3,000	2,946
CIT Group, Inc.	7.375%	4/2/2007	1,000	1,057
CIT Group, Inc.	5.750%	9/25/2007	2,500	2,572
CIT Group, Inc.	3.650%	11/23/2007	2,000	1,951
CIT Group, Inc.	5.500%	11/30/2007	650	666
CIT Group, Inc.	4.000%	5/8/2008	1,000	982
CIT Group, Inc.	4.125%	11/3/2009	1,800	1,746
CIT Group, Inc.	4.250%	2/1/2010	1,550	1,503
Countrywide Home Loan	5.500%	2/1/2007	2,000	2,040
Countrywide Home Loan	2.875%	2/15/2007	2,000	1,950
Countrywide Home Loan	5.625%	5/15/2007	6,000	6,144
Countrywide Home Loan	3.250%	5/21/2008	4,500	4,313
Countrywide Home Loan	6.250%	4/15/2009	3,500	3,663
Countrywide Home Loan	4.125%	9/15/2009	1,925	1,856
General Electric Capital Corp.	2.800%	1/15/2007	2,750	2,690
General Electric Capital Corp.	5.375%	3/15/2007	9,400	9,606
General Electric Capital Corp.	8.750%	5/21/2007	2,500	2,724
General Electric Capital Corp.	5.000%	6/15/2007	8,150	8,280
General Electric Capital Corp.	4.250%	1/15/2008	5,750	5,731
General Electric Capital Corp.	4.125%	3/4/2008	1,375	1,364
General Electric Capital Corp.	3.500%	5/1/2008	11,000	10,698
General Electric Capital Corp.	7.375%	1/19/2010	10,525	11,667
Heller Financial, Inc.	7.375%	11/1/2009	3,200	3,542
Household Finance Corp.	7.200%	7/15/2006	1,250	1,299
Household Finance Corp.	5.750%	1/30/2007	11,025	11,306
Household Finance Corp.	7.875%	3/1/2007	2,000	2,130
Household Finance Corp.	4.625%	1/15/2008	2,500	2,509
Household Finance Corp.	6.400%	6/17/2008	3,600	3,791
Household Finance Corp.	4.125%	12/15/2008	3,400	3,341
Household Finance Corp.	5.875%	2/1/2009	2,000	2,078
Household Finance Corp.	4.750%	5/15/2009	1,500	1,502
HSBC Finance Corp.	4.125%	3/11/2008	1,150	1,140
HSBC Finance Corp.	4.125%	11/16/2009	2,200	2,143
International Lease Finance Corp.	3.125%	5/3/2007	1,050	1,023
International Lease Finance Corp.	5.625%	6/1/2007	2,625	2,689
International Lease Finance Corp.	4.500%	5/1/2008	3,000	2,991
International Lease Finance Corp.	6.375%	3/15/2009	2,500	2,639
International Lease Finance Corp.	3.500%	4/1/2009	2,025	1,925
MBNA America Bank NA	5.375%	1/15/2008	3,750	3,831
MBNA America Bank NA	4.625%	8/3/2009	2,250	2,235
SLM Corp.	5.625%	4/10/2007	5,775	5,925
SLM Corp.	3.625%	3/17/2008	3,000	2,929
SLM Corp.	4.000%	1/15/2009	2,500	2,447
Insurance (0.6%)
ACE Ltd.	6.000%	4/1/2007	1,900	1,950
Allstate Corp.	5.375%	12/1/2006	4,500	4,582
Allstate Corp.	7.200%	12/1/2009	2,500	2,752
American International Group, Inc.	2.875%	5/15/2008 (3)	1,000	950
Equitable Cos., Inc.	6.500%	4/1/2008	2,000	2,102
Genworth Financial, Inc.	4.750%	6/15/2009	1,625	1,629
Hartford Financial Services Group, Inc.	4.700%	9/1/2007	1,800	1,809
John Hancock Financial Services	5.625%	12/1/2008	350	361
Marsh & McLennan Cos., Inc.	3.625%	2/15/2008	3,000	2,904
MetLife, Inc.	5.250%	12/1/2006	2,000	2,033
Nationwide Life Global Funding	5.350%	2/15/2007 (2)	1,000	1,020
Principal Life Inc. Funding	3.200%	4/1/2009	1,500	1,420
Protective Life Secured Trust	3.700%	11/24/2008	1,275	1,235
Prudential Financial, Inc.	3.750%	5/1/2008	1,000	979
Safeco Corp.	4.875%	2/1/2010	2,500	2,497
Travelers Property Casualty Corp.	3.750%	3/15/2008	2,525	2,461
Real Estate Investment Trusts (0.3%)
Archstone-Smith Trust	3.000%	6/15/2008	2,000	1,908
Brandywine Realty Trust	4.500%	11/1/2009	1,500	1,457
EOP Operating LP	8.375%	3/15/2006	2,300	2,390
EOP Operating LP	7.750%	11/15/2007	3,300	3,550
Simon Property Group Inc.	6.375%	11/15/2007	3,000	3,133
Simon Property Group Inc.	3.750%	1/30/2009	2,300	2,210
Vornado Realty	5.625%	6/15/2007	1,500	1,526
iStar Financial Inc.	4.875%	1/15/2009	1,000	991
Other (0.1%)
Berkshire Hathaway Finance Corp.	3.400%	7/2/2007	275	270
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	3,000	2,890
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010 (2)	4,300	4,195

				638,401

Industrial (10.9%)
Basic Industry (0.5%)
Alcoa, Inc.	4.250%	8/15/2007	2,500	2,498
Chevron Philips Chemical Co.	5.375%	6/15/2007	2,500	2,555
Dow Chemical Co.	5.000%	11/15/2007	1,500	1,521
E.I. du Pont de Nemours & Co.	6.750%	9/1/2007	1,575	1,667
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	5,000	5,469
ICI Wilmington	4.375%	12/1/2008	2,200	2,177
International Paper Co.	4.250%	1/15/2009	1,000	982
Monsanto Co.	4.000%	5/15/2008	2,000	1,973
Praxair, Inc.	2.750%	6/15/2008	3,000	2,856
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	2,000	1,884
Rohm & Haas Co.	7.400%	7/15/2009	290	321
Weyerhaeuser Co.	6.125%	3/15/2007	1,102	1,144
Weyerhaeuser Co.	5.950%	11/1/2008	3,082	3,228
Capital Goods (1.1%)
Boeing Capital Corp.	5.750%	2/15/2007	4,500	4,623
Caterpillar Financial Services Corp.	5.950%	5/1/2006	5,000	5,108
Caterpillar Financial Services Corp.	2.700%	7/15/2008	1,500	1,421
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,900	2,824
General Dynamics Corp.	2.125%	5/15/2006	1,025	1,006
General Dynamics Corp.	3.000%	5/15/2008	2,525	2,421
Honeywell International, Inc.	5.125%	11/1/2006	3,000	3,051
John Deere Capital Corp.	3.875%	3/7/2007	2,200	2,184
John Deere Capital Corp.	4.500%	8/22/2007	2,000	2,008
John Deere Capital Corp.	3.900%	1/15/2008	5,000	4,928
Masco Corp.	6.750%	3/15/2006	3,000	3,077
McDonnell Douglas Corp.	6.875%	11/1/2006	1,500	1,561
Northrop Grumman Corp.	7.000%	3/1/2006	2,157	2,215
Raytheon Co.	6.750%	8/15/2007	2,337	2,458
Republic Services, Inc.	6.086%	3/15/2035	1,500	1,515
Textron Financial Corp.	5.875%	6/1/2007	3,300	3,407
Textron Financial Corp.	4.125%	3/3/2008	1,925	1,906
Tyco International Group SA	5.800%	8/1/2006	4,100	4,190
Tyco International Group SA	6.125%	11/1/2008	1,100	1,157
USA Waste Services, Inc.	7.125%	10/1/2007	2,000	2,132
United Technologies Corp.	4.875%	11/1/2006	3,000	3,037
Waste Management, Inc.	6.500%	11/15/2008	1,025	1,093
Waste Management, Inc.	6.875%	5/15/2009	2,000	2,158
Communication (2.3%)
AT&T Wireless Services, Inc.	7.350%	3/1/2006	750	772
AT&T Wireless Services, Inc.	7.500%	5/1/2007	4,200	4,466
America Movil SA de C.V	4.125%	3/1/2009	1,550	1,500
Ameritech Capital Funding	6.150%	1/15/2008	3,000	3,121
BellSouth Corp.	5.000%	10/15/2006	3,875	3,930
BellSouth Corp.	4.200%	9/15/2009	3,450	3,364
British Sky Broadcasting Corp.	7.300%	10/15/2006	1,815	1,898
British Sky Broadcasting Corp.	8.200%	7/15/2009	2,750	3,104
Clear Channel Communications, Inc.	6.000%	11/1/2006	2,000	2,048
Clear Channel Communications, Inc.	4.625%	1/15/2008	3,000	2,972
Clear Channel Communications, Inc.	4.250%	5/15/2009	2,000	1,916
Comcast Cable Communications, Inc.	8.375%	5/1/2007	150	162
Comcast Cable Communications, Inc.	6.200%	11/15/2008	5,000	5,246
Comcast Cable Communications, Inc.	6.875%	6/15/2009	3,300	3,557
Cox Communications, Inc.	3.875%	10/1/2008	1,000	967
Cox Communications, Inc.	7.875%	8/15/2009	1,500	1,665
Cox Communications, Inc.	4.625%	1/15/2010 (2)	3,225	3,143
Deutsche Telekom International Finance	3.875%	7/22/2008	3,075	2,999
France Telecom	7.450%	3/1/2006 (3)	4,600	4,735
Gannett Co., Inc.	5.500%	4/1/2007	1,500	1,538
Gannett Co., Inc.	6.375%	4/1/2012	200	218
News America, Inc.	6.625%	1/9/2008	1,500	1,585
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	1,350	1,308
SBC Communications, Inc.	5.750%	5/2/2006	3,000	3,055
SBC Communications, Inc.	4.125%	9/15/2009	4,750	4,616
Sprint Capital Corp.	6.125%	11/15/2008	6,000	6,283
Sprint Capital Corp.	6.375%	5/1/2009	3,000	3,169
Telecom Italia Capital	4.000%	11/15/2008	3,000	2,929
Telecom Italia Capital	4.000%	1/15/2010 (2)	3,700	3,532
Telecomunicaciones de Puerto Rico	6.650%	5/15/2006	2,400	2,456
Telefonos de Mexico SA	4.500%	11/19/2008	1,600	1,571
Telefonos de Mexico SA	4.750%	1/27/2010 (2)	3,150	3,069
Telus Corp.	7.500%	6/1/2007	4,000	4,251
Thomson Corp.	5.750%	2/1/2008	250	259
Time Warner Entertainment	7.250%	9/1/2008	1,500	1,614
Univision Communications, Inc.	2.875%	10/15/2006	1,000	980
Verizon Global Funding Corp.	6.125%	6/15/2007	2,500	2,594
Verizon Global Funding Corp.	4.000%	1/15/2008	6,400	6,314
Verizon Wireless Capital	5.375%	12/15/2006	4,950	5,047
Vodafone AirTouch PLC	7.750%	2/15/2010	7,860	8,862
Vodafone Group PLC	3.950%	1/30/2008	1,000	988
Consumer Cyclical (3.1%)
CVS Corp.	4.000%	9/15/2009	2,750	2,684
Cendant Corp.	6.875%	8/15/2006	2,350	2,433
Cendant Corp.	6.250%	1/15/2008	2,225	2,317
Centex Corp.	4.750%	1/15/2008	1,000	1,002
Costco Wholesale Corp.	5.500%	3/15/2007	1,250	1,282
DaimlerChrysler North America Holding Corp.	6.400%	5/15/2006	4,775	4,895
DaimlerChrysler North America Holding Corp.	4.750%	1/15/2008	5,700	5,693
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	5,000	4,874
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	4,000	4,305
Federated Department Stores, Inc.	6.625%	9/1/2008	1,000	1,057
Ford Motor Co.	7.250%	10/1/2008	1,000	1,021
Ford Motor Credit Co.	6.500%	1/25/2007	11,350	11,480
Ford Motor Credit Co.	7.750%	2/15/2007	2,850	2,933
Ford Motor Credit Co.	4.950%	1/15/2008	800	772
Ford Motor Credit Co.	5.625%	10/1/2008	2,750	2,677
Ford Motor Credit Co.	5.800%	1/12/2009	6,000	5,768
Ford Motor Credit Co.	7.375%	10/28/2009	11,000	11,090
Ford Motor Credit Co.	5.700%	1/15/2010	1,150	1,085
General Motors Acceptance Corp.	4.500%	7/15/2006	4,500	4,410
General Motors Acceptance Corp.	6.125%	9/15/2006	6,500	6,476
General Motors Acceptance Corp.	6.125%	2/1/2007	4,000	3,951
General Motors Acceptance Corp.	6.150%	4/5/2007	1,500	1,474
General Motors Acceptance Corp.	6.125%	8/28/2007	5,250	5,131
General Motors Acceptance Corp.	5.125%	5/9/2008	1,000	932
General Motors Acceptance Corp.	5.625%	5/15/2009	5,175	4,753
General Motors Acceptance Corp.	7.750%	1/19/2010	2,000	1,936
General Motors Corp.	7.100%	3/15/2006	1,000	1,002
General Motors Corp.	6.375%	5/1/2008	1,000	959
Harrah's Operating Co., Inc.	7.125%	6/1/2007	400	421
Harrah's Operating Co., Inc.	7.500%	1/15/2009	2,000	2,171
Hilton Hotels Corp.	7.625%	5/15/2008	1,500	1,617
Home Depot Inc.	3.750%	9/15/2009	3,625	3,517
Lear Corp.	8.110%	5/15/2009	1,400	1,514
Liberty Media Corp.	3.500%	9/25/2006	1,000	986
Liberty Media Corp.	7.875%	7/15/2009	800	866
Lowe's Cos., Inc.	7.500%	12/15/2005	1,825	1,869
May Department Stores Co.	3.950%	7/15/2007	1,500	1,479
May Department Stores Co.	4.800%	7/15/2009	1,500	1,494
Pulte Homes, Inc.	4.875%	7/15/2009	1,450	1,448
Target Corp.	3.375%	3/1/2008	6,000	5,852
Target Corp.	5.400%	10/1/2008	1,500	1,549
The Walt Disney Co.	5.375%	6/1/2007	6,200	6,338
Time Warner, Inc.	6.125%	4/15/2006	1,000	1,021
Time Warner, Inc.	6.150%	5/1/2007	4,325	4,476
Time Warner, Inc.	8.180%	8/15/2007	2,000	2,155
Toyota Motor Credit Corp.	2.875%	8/1/2008	2,500	2,392
Toyota Motor Credit Corp.	5.500%	12/15/2008	2,500	2,602
Toyota Motor Credit Corp.	4.250%	3/15/2010	2,050	2,026
Viacom International Inc.	5.625%	5/1/2007	1,000	1,023
Wal-Mart Stores, Inc.	5.450%	8/1/2006	4,400	4,488
Wal-Mart Stores, Inc.	4.375%	7/12/2007	3,400	3,419
Wal-Mart Stores, Inc.	6.875%	8/10/2009	9,350	10,175
Wal-Mart Stores, Inc.	4.000%	1/15/2010	1,400	1,361
Consumer Noncyclical (2.2%)
Abbott Laboratories	5.625%	7/1/2006	4,200	4,286
Abbott Laboratories	3.500%	2/17/2009	2,000	1,928
Altria Group, Inc.	5.625%	11/4/2008	1,000	1,024
Amgen Inc.	4.000%	11/18/2009 (2)	3,150	3,066
Baxter International, Inc.	5.250%	5/1/2007	2,000	2,035
Bristol-Myers Squibb Co.	4.750%	10/1/2006	5,750	5,826
Bristol-Myers Squibb Co.	4.000%	8/15/2008	1,000	986
Bunge Ltd. Finance Corp.	4.375%	12/15/2008	850	837
CIGNA Corp.	7.400%	5/15/2007	1,000	1,055
Campbell Soup Co.	5.500%	3/15/2007	2,000	2,047
Clorox Co.	4.200%	1/15/2010 (2)	2,650	2,604
Coca-Cola Enterprises Inc.	5.250%	5/15/2007	1,982	2,021
Coca-Cola Enterprises Inc.	5.750%	11/1/2008	1,350	1,401
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	1,500	1,483
Diageo Capital PLC	3.500%	11/19/2007	1,900	1,863
Diageo Capital PLC	3.375%	3/20/2008	4,650	4,514
Fred Meyer, Inc.	7.450%	3/1/2008	2,000	2,152
General Mills, Inc.	2.625%	10/24/2006	3,500	3,422
General Mills, Inc.	5.125%	2/15/2007	2,675	2,717
Gillette Co.	4.125%	8/30/2007	1,500	1,503
Gillette Co.	3.800%	9/15/2009	2,000	1,942
GlaxoSmithKline Capital Inc.	2.375%	4/16/2007	1,950	1,890
Hospira, Inc.	4.950%	6/15/2009	1,325	1,335
Imperial Tobacco	7.125%	4/1/2009	1,775	1,919
International Flavors & Fragrances	6.450%	5/15/2006	525	539
Kellogg Co.	6.000%	4/1/2006	2,750	2,806
Kellogg Co.	2.875%	6/1/2008	1,500	1,431
Kraft Foods, Inc.	4.625%	11/1/2006	5,000	5,035
Kraft Foods, Inc.	5.250%	6/1/2007	1,000	1,019
Kraft Foods, Inc.	4.000%	10/1/2008	1,000	982
Kraft Foods, Inc.	4.125%	11/12/2009	2,350	2,291
Kroger Co.	7.800%	8/15/2007	450	483
Kroger Co.	7.250%	6/1/2009	1,500	1,634
Kroger Co.	8.050%	2/1/2010	1,700	1,929
Merck & Co.	5.250%	7/1/2006	2,000	2,033
Pepsico, Inc.	3.200%	5/15/2007	1,500	1,473
Pharmacia Corp.	5.750%	12/1/2005 (3)	6,000	6,076
Philip Morris Cos., Inc.	6.950%	6/1/2006	3,000	3,089
Philip Morris Cos., Inc.	7.650%	7/1/2008	175	190
Procter & Gamble Co.	4.750%	6/15/2007	5,025	5,091
Procter & Gamble Co.	6.875%	9/15/2009	3,000	3,289
Quest Diagnostic, Inc.	6.750%	7/12/2006	2,675	2,761
Safeway, Inc.	6.150%	3/1/2006	1,000	1,017
Safeway, Inc.	6.500%	11/15/2008	3,800	3,999
Tyson Foods, Inc.	7.250%	10/1/2006	2,000	2,084
UnitedHealth Group, Inc.	5.200%	1/17/2007	3,075	3,130
UnitedHealth Group, Inc.	3.375%	8/15/2007	900	880
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,225	1,200
Wellpoint Inc.	3.750%	12/14/2007 (2)	2,050	2,006
Wellpoint Inc.	4.250%	12/15/2009 (2)	900	879
Wyeth	4.375%	3/1/2008	1,500	1,495
Energy (0.7%)
Anadarko Petroleum Corp.	3.250%	5/1/2008	3,000	2,889
BP Canada Finance	3.375%	10/31/2007	2,000	1,961
BP Capital Markets PLC	2.350%	6/15/2006	1,500	1,475
BP Capital Markets PLC	2.750%	12/29/2006	700	686
BP Capital Markets PLC	2.625%	3/15/2007	3,300	3,214
Burlington Resources, Inc.	5.600%	12/1/2006	1,300	1,328
ChevronTexaco Capital Co.	3.500%	9/17/2007	8,000	7,886
Conoco Funding Co.	5.450%	10/15/2006	3,250	3,316
Conoco, Inc.	6.350%	4/15/2009	2,775	2,961
Devon Energy Corp.	2.750%	8/1/2006	1,500	1,475
Encana Corp.	4.600%	8/15/2009	1,250	1,249
Marathon Oil Corp.	5.375%	6/1/2007	1,750	1,788
Norsk Hydro	6.360%	1/15/2009	1,500	1,589
Occidental Petroleum	5.875%	1/15/2007	5,000	5,142
Phillips Petroleum Co.	6.375%	3/30/2009	1,000	1,065
Pioneer Natural Resources Co.	6.500%	1/15/2008	1,000	1,048
Technology (0.5%)
Computer Sciences Corp.	3.500%	4/15/2008	3,500	3,411
Deluxe Corp.	3.500%	10/1/2007	750	729
Eastman Kodak Co.	3.625%	5/15/2008	1,000	960
First Data Corp.	4.700%	11/1/2006	3,250	3,276
First Data Corp.	3.375%	8/1/2008	1,000	966
Hewlett-Packard Co.	5.750%	12/15/2006	5,500	5,649
Hewlett-Packard Co.	3.625%	3/15/2008	400	390
International Business Machines Corp.	4.875%	10/1/2006	5,000	5,063
International Business Machines Corp.	5.375%	2/1/2009	2,000	2,065
International Business Machines Corp.	4.375%	6/1/2009	3,100	3,087
SunGard Data Systems, Inc.	3.750%	1/15/2009	850	746
Transportation (0.5%)
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	2,200	2,350
CSX Corp.	7.450%	5/1/2007	2,000	2,118
CSX Corp.	6.250%	10/15/2008	1,500	1,576
Canadian National Railway Co.	4.250%	8/1/2009	2,700	2,666
ERAC USA Finance Co.	7.350%	6/15/2008 (2)	1,600	1,723
FedEx Corp.	2.650%	4/1/2007	800	775
FedEx Corp.	3.500%	4/1/2009	2,075	1,991
Hertz Corp.	4.700%	10/2/2006	2,500	2,482
Mass Transit Railway Corp.	7.500%	2/4/2009	1,500	1,647
Norfolk Southern Corp.	7.350%	5/15/2007	305	324
Norfolk Southern Corp.	6.200%	4/15/2009	2,250	2,365
Union Pacific Corp.	6.400%	2/1/2006	3,965	4,039
Union Pacific Corp.	3.875%	2/15/2009	1,000	972

				573,348

Utilities (1.5%)
Electric (1.3%)
Alabama Power Co.	7.125%	10/1/2007	5,000	5,334
American Electric Power Co., Inc.	6.125%	5/15/2006	2,450	2,509
CalEnergy Co., Inc.	7.630%	10/15/2007	2,175	2,346
Commonwealth Edison Co.	3.700%	2/1/2008	1,500	1,473
Constellation Energy Group, Inc.	6.350%	4/1/2007	3,300	3,427
Consumers Energy Co.	4.250%	4/15/2008	2,000	1,981
Consumers Energy Co.	4.800%	2/17/2009	1,000	1,002
DTE Energy Co.	6.450%	6/1/2006	1,750	1,798
Duke Energy Corp.	3.750%	3/5/2008	3,000	2,945
Entergy Gulf States	3.600%	6/1/2008	1,250	1,216
FPL Group Capital, Inc.	3.250%	4/11/2006	1,500	1,496
FPL Group Capital, Inc.	7.625%	9/15/2006	1,570	1,648
Florida Power & Light Co.	6.875%	12/1/2005	2,150	2,192
Illinois Power	7.500%	6/15/2009	1,000	1,110
National Rural Utilities Cooperative Finance Corp.	6.000%	5/15/2006	1,000	1,022
National Rural Utilities Cooperative Finance Corp.	6.500%	3/1/2007	7,100	7,384
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/2008	700	688
NiSource Finance Corp.	3.200%	11/1/2006	3,000	2,954
Niagara Mohawk Power Corp.	7.750%	10/1/2008	1,000	1,101
PPL Electric Utilities Corp.	6.250%	8/15/2009	2,000	2,118
PSEG Power Corp.	6.875%	4/15/2006	1,375	1,414
Pacific Gas & Electric Co.	3.600%	3/1/2009	2,450	2,365
Pepco Holdings, Inc.	5.500%	8/15/2007	3,275	3,349
Progress Energy, Inc.	6.750%	3/1/2006	1,500	1,535
Progress Energy, Inc.	6.050%	4/15/2007	2,500	2,582
Public Service Co. of Colorado	4.375%	10/1/2008	1,600	1,595
Public Service Co. of New Mexico	4.400%	9/15/2008	1,250	1,241
Public Service Electric & Gas	4.000%	11/1/2008	2,000	1,956
Southern California Edison Co.	8.000%	2/15/2007	973	1,037
TXU Energy Co.	6.125%	3/15/2008	1,000	1,042
Virginia Electric & Power Co.	5.750%	3/31/2006	1,000	1,014
Virginia Electric & Power Co.	5.375%	2/1/2007	1,850	1,889
Natural Gas (0.2%)
Atmos Energy Corp.	4.000%	10/15/2009	1,300	1,259
Consolidated Natural Gas	5.375%	11/1/2006	3,600	3,674
Enron Corp.	9.125%	4/1/2003 **	2,000	640
Enron Corp.	7.625%	9/10/2004 **	1,000	320
HNG Internorth	9.625%	3/15/2006 **	1,500	480
KN Energy, Inc.	6.800%	3/1/2008	1,500	1,591
Yosemite Security Trust	8.250%	11/15/2004 (2)**	3,225	1,338

				76,065

TOTAL CORPORATE BONDS
(Cost $1,321,172)				1,297,724

SOVEREIGN BONDS (U.S. Dollar-Denominated) (7.4%)

African Development Bank	3.250%	8/1/2008	1,500	1,462
Asian Development Bank	4.875%	2/5/2007	11,000	11,187
Bayerische Landesbank	6.625%	6/25/2007	2,500	2,637
Bayerische Landesbank	2.875%	10/15/2008	1,800	1,708
Canadian Government	6.375%	7/21/2005	3,000	3,029
Canadian Government	6.750%	8/28/2006	700	728
Canadian Government	5.250%	11/5/2008	3,000	3,106
Canadian Mortgage & Housing	2.950%	6/2/2008	2,000	1,926
Eksportfinans	3.375%	1/15/2008	3,025	2,963
Eksportfinans	4.375%	7/15/2009	3,000	2,989
European Bank for Reconstruction & Development	5.375%	6/15/2006	2,000	2,039
European Investment Bank	3.000%	8/15/2006	5,000	4,944
European Investment Bank	4.875%	9/6/2006	17,500	17,769
European Investment Bank	7.125%	9/18/2006	2,000	2,091
European Investment Bank	4.625%	3/1/2007	14,500	14,676
European Investment Bank	2.375%	6/15/2007	10,000	9,682
European Investment Bank	3.125%	10/15/2007	6,600	6,466
European Investment Bank	3.375%	3/16/2009	6,925	6,722
Export Development Canada	4.000%	8/1/2007	3,250	3,243
Export-Import Bank of Korea	7.100%	3/15/2007	500	525
Export-Import Bank of Korea	4.500%	8/12/2009	3,500	3,442
Export-Import Bank of Korea	4.625%	3/16/2010	500	495
Federation of Malaysia	8.750%	6/1/2009	4,350	4,985
Hellenic Republic	6.950%	3/4/2008	3,075	3,287
Instituto de Credito Oficial	6.000%	5/19/2008	5,000	5,256
Inter-American Development Bank	6.125%	3/8/2006	3,225	3,298
Inter-American Development Bank	6.625%	3/7/2007	2,375	2,487
Inter-American Development Bank	6.375%	10/22/2007	4,325	4,565
Inter-American Development Bank	5.750%	2/26/2008	5,500	5,741
Inter-American Development Bank	5.625%	4/16/2009	4,275	4,496
Inter-American Development Bank	7.375%	1/15/2010	800	902
International Bank for Reconstruction & Development	5.000%	3/28/2006	5,000	5,072
International Bank for Reconstruction & Development	6.625%	8/21/2006	3,000	3,113
International Bank for Reconstruction & Development	4.375%	9/28/2006	11,250	11,357
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,000	994
International Bank for Reconstruction & Development	4.125%	8/12/2009	975	971
International Finance Corp.	5.250%	5/2/2006	5,000	5,077
International Finance Corp.	3.000%	4/15/2008	1,650	1,600
International Finance Corp.	3.750%	6/30/2009	1,500	1,462
KFW International Finance, Inc.	4.750%	1/24/2007	21,000	21,338
Korea Development Bank	5.250%	11/16/2006	2,630	2,670
Korea Development Bank	3.875%	3/2/2009	2,375	2,296
Korea Development Bank	4.750%	7/20/2009	4,575	4,561
Kredit Fuer Wiederaufbau	2.375%	9/25/2006	2,900	2,845
Kredit Fuer Wiederaufbau	3.250%	7/16/2007	19,550	19,225
Landwirtschaft Rentenbank	3.375%	11/15/2007	6,200	6,093
Landwirtschaft Rentenbank	3.250%	6/16/2008	1,700	1,650
Landwirtschaft Rentenbank	3.875%	9/4/2008	3,500	3,465
Landwirtschaft Rentenbank	3.625%	10/20/2009	7,225	6,991
Nordic Investment Bank	3.125%	4/24/2008	3,350	3,277
Oesterreich Kontrollbank	5.125%	3/20/2007	2,500	2,553
Ontario Hydro Electric	6.100%	1/30/2008	2,000	2,095
Pemex Project Funding Master Trust	7.875%	2/1/2009 (3)	4,750	5,118
Pemex Project Funding Master Trust	8.500%	2/15/2008	4,950	5,381
People's Republic of China	7.300%	12/15/2008	2,000	2,197
Petrobras International Finance	9.875%	5/9/2008	2,000	2,220
Province of British Columbia	4.625%	10/3/2006	1,085	1,097
Province of British Columbia	5.375%	10/29/2008	2,000	2,065
Province of Manitoba	4.250%	11/20/2006	2,500	2,512
Province of New Brunswick	3.500%	10/23/2007	3,500	3,445
Province of Ontario	3.350%	7/16/2007	4,175	4,105
Province of Ontario	3.500%	9/17/2007	5,500	5,414
Province of Ontario	5.500%	10/1/2008	6,000	6,228
Province of Ontario	3.625%	10/21/2009	2,025	1,959
Province of Quebec	7.000%	1/30/2007	978	1,029
Province of Quebec	5.750%	2/15/2009	6,200	6,501
Province of Quebec	5.000%	7/17/2009	1,500	1,530
Republic of Chile	5.625%	7/23/2007	3,000	3,082
Republic of Finland	4.750%	3/6/2007	2,675	2,709
Republic of Italy	2.500%	3/31/2006	4,000	3,958
Republic of Italy	4.375%	10/25/2006	10,000	10,070
Republic of Italy	2.750%	12/15/2006	8,350	8,186
Republic of Italy	3.625%	9/14/2007	13,425	13,268
Republic of Italy	3.750%	12/14/2007	6,200	6,133
Republic of Italy	3.250%	5/15/2009	7,500	7,187
Republic of Korea	8.875%	4/15/2008	7,000	7,871
Republic of South Africa	8.375%	10/17/2006	2,650	2,797
Republic of South Africa	9.125%	5/19/2009	3,000	3,420
Swedish Export Credit Corp.	2.875%	1/26/2007	2,050	2,017
United Mexican States	9.875%	1/15/2007	8,850	9,651
United Mexican States	8.625%	3/12/2008	1,500	1,650
United Mexican States	4.625%	10/8/2008	2,100	2,070
United Mexican States	10.375%	2/17/2009	1,000	1,181
United Mexican States	9.875%	2/1/2010	3,500	4,165

TOTAL SOVEREIGN BONDS
(Cost $393,920)				387,767

TEMPORARY CASH INVESTMENTS (0.9%)			Shares

Vanguard Market Liquidity Fund, 2.748%†			46,726,522	46,727

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $46,727)				46,727

TOTAL INVESTMENTS (99.8%)
(Cost $5,307,027)				5,218,702

OTHER ASSETS AND LIABILITIES - NET (0.2%)				10,105

NET ASSETS (100%)				$5,228,807

  *The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
**Non-income-producing security—security in default.
  †Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the aggregate value of these securities was $26,575,000, representing 0.5% of net assets.
(3) Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $5,307,027,000. Net unrealized depreciation of investment securities for tax purposes was $88,325,000, consisting of unrealized gains of $3,867,000 on securities that had risen in value since their purchase and $92,192,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.